Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds	3.72%	4.16%
Commercial paper	$ 40,940
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2073
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 2,000
Borrowings, maturity	2021
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 2,500
Borrowings, maturity	2024
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 1,000
Series One Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 550
Capital securities beginning redemption period	2023
Series Two Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%		6.375%	6.375%
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Percentage of leverage for equity credit	50.00%
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper	$ 53,062	$ 53,645
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2020
Borrowings interest rate		0.03%
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings	4.90%